USAA           9800 Fredericksburg Road
EAGLE          San Antonio, TX  78288
LOGO

                                                    May 1, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   USAA Life Investment Trust
         1933 Act File No. 33-82270
         1940 Act File No. 811-8672

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 28, 2000, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                                    Sincerely,


                                                    /S/ MARK S. HOWARD
                                                    ------------------------
                                                    Mark S. Howard
                                                    Assistant Vice President
                                                    Securities Counsel